UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baker Avenue Asset Management, LP
Address:  301 Battery Street, 2nd Floor
          San Francisco, CA 94111

Form 13F File Number:  028-13834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jerry Luff
Title:    Chief Compliance Officer
Phone:    202-275-0089

Signature, Place, and Date of Signing:

       /s/ Jerry Luff              San Francisco, CA         November 14, 2012
       --------------              -----------------         -----------------
         [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          157
                                         -----------

Form 13F Information Table Value Total:  $   416,230
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

             COLUMN 1                COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
---------------------------------- ------------ --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                     TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
          NAME OF ISSUER              CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
---------------------------------- ------------ --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ---------
ABBOTT LABORATORIES                Common Stock 002824100         499       7,279 SH       Y                                   7,279
ACME PACKET INC COM                Common Stock 004764106         226      13,193 SH       Y                                  13,193
AGCO CORP NOTE 1.250%12/15/36      Common Stock 001084AM4          25      20,000 SH       Y                                  20,000
AKORN INCCOM                       Common Stock 009728106         265      20,040 SH       Y                                  20,040
ALBEMARLE CORP                     Common Stock 012653101         237       4,490 SH       Y                                   4,490
AMARIN CORP PLC SPONSORED ADR NEW  Common Stock 023111206       7,556     600,900 SH       Y                                 600,900
AMER INTL GROUP INC                Common Stock 026874784       5,600     170,770 SH       Y                                 170,770
AMERICAN EXPRESS CO                Common Stock 025816109         736      12,940 SH       Y                                  12,940
AMPHENOL CORP CL A                 Common Stock 032095101       5,286      89,780 SH       Y                                  89,780
ANADARKO PETE CORP                 Common Stock 032511107         469       6,710 SH       Y                                   6,710
APACHE CORP                        Common Stock 037411105         518       5,995 SH       Y                                   5,995
AUTODESK INC                       Common Stock 052769106         390      11,707 SH       Y                                  11,707
BANK NEW YORK MELLON CORP COM      Common Stock 064058100         554      24,470 SH       Y                                  24,470
BANK OF AMERICA CORP               Common Stock 060505104       6,324     716,219 SH       Y                                 716,219
BB&T CORP                          Common Stock 054937107         262       7,900 SH       Y                                   7,900
BROADCOM CORP CL A                 Common Stock 111320107       6,375     184,406 SH       Y                                 184,406
CAVIUM NETWORKS INC                Common Stock 14964U108       4,831     145,040 SH       Y                                 145,040
CENTURYLINK INC                    Common Stock 156700106         248       6,129 SH       Y                                   6,129
CHEVRON CORP                       Common Stock 166764100         727       6,234 SH       Y                                   6,234
CHICAGO BRIDGE & IRON CO NV SHS    Common Stock 167250109         286       7,500 SH       Y                                   7,500
CISCO SYS INC                      Common Stock 17275R102         667      34,950 SH       Y                                  34,950
CITRIX SYSTEMS INC                 Common Stock 177376100       5,335      69,710 SH       Y                                  69,710
CITY NATIONAL CORP                 Common Stock 178566105       1,047      20,324 SH       Y                                  20,324
COINSTAR INC                       Common Stock 19259P300         233       5,180 SH       Y                                   5,180
COLGATE-PALMOLIVE CO               Common Stock 194162103         664       6,193 SH       Y                                   6,193
COMERICA INC                       Common Stock 200340107       5,328     171,590 SH       Y                                 171,590
CORELOGIC INC COM USD0.00001       Common Stock 21871D103         225       8,480 SH       Y                                   8,480
CORNING INC COM                    Common Stock 219350105       5,927     450,740 SH       Y                                 450,740
CORPORATE EXECUTIVE BRD CO         Common Stock 21988R102         346       6,450 SH       Y                                   6,450
COSTCO WHOLESALE CORP              Common Stock 22160K105         322       3,214 SH       Y                                   3,214
CROCS INC                          Common Stock 227046109         590      36,390 SH       Y                                  36,390
DIAMOND OFFSHR DRILLING            Common Stock 25271C102       5,479      83,260 SH       Y                                  83,260
DU PONT E I DE NEMOURS & CO        Common Stock 263534109         465       9,251 SH       Y                                   9,251
EBAY INC                           Common Stock 278642103       3,670      75,880 SH       Y                                  75,880
EOG RESOURCES INC                  Common Stock 26875P101         366       3,270 SH       Y                                   3,270
ETFS GOLD TRUST ETF                Common Stock 26922Y105      12,187      69,527 SH       Y                                  69,527
ETFS SILVER TR SILVER SHS ETF      Common Stock 26922X107       4,618     135,015 SH       Y                                 135,015
EXXON MOBIL CORP                   Common Stock 30231G102         267       2,915 SH       Y                                   2,915
FIFTH THIRD BANCORP                Common Stock 316773100         375      24,200 SH       Y                                  24,200
FIRST TR EXCHANGE TRADED FD VI
  NASDAQ TECH DIVID INDEX FD       Common Stock 33738R118       3,235     163,530 SH       Y                                 163,530
FIRST TR LARGE CAP CORE ALPHADEX
  FD COMSHS                        Common Stock 33734K109      10,043     333,215 SH       Y                                 333,215
FIRST TR LARGE CAP VALUE
  OPPORTUNITIES ALPHADEX FD COM
  SHS                              Common Stock 33735J101       7,214     242,432 SH       Y                                 242,432
FIRST TR MID CAP CORE ALPHADEX FD  Common Stock 33735B108       8,370     233,524 SH       Y                                 233,524
FORD MOTOR COMPANY                 Common Stock 345370860       1,034     104,900 SH       Y                                 104,900
FORTINET INC COMUSD0.001           Common Stock 34959E109         287      11,900 SH       Y                                  11,900
FOSTER WHEELER LIMITED             Common Stock H27178104       6,048     252,420 SH       Y                                 252,420
GENCO SHIPPING SR NT CV 5%15       Common Stock 36869MAA3          27      60,000 SH       Y                                  60,000
GENERAL ELECTRIC CO                Common Stock 369604103         748      32,940 SH       Y                                  32,940
GENWORTH FINL INC COM CL A         Common Stock 37247D106       7,508   1,435,650 SH       Y                               1,435,650
GOLDMAN SACHS GROUP INC            Common Stock 38141G104         721       6,339 SH       Y                                   6,339
GRACO INC                          Common Stock 384109104         294       5,840 SH       Y                                   5,840
GREEN MTN COFFEE ROASTERS INC COM  Common Stock 393122106         309      13,000 SH       Y                                  13,000
HALLIBURTON CO                     Common Stock 406216101         333       9,891 SH       Y                                   9,891
HERCULES OFFSHORE INC              Common Stock 427093109         317      65,000 SH       Y                                  65,000
HESS CORPORATION                   Common Stock 42809H107       6,277     116,852 SH       Y                                 116,852
HOME DEPOT                         Common Stock 437076102         443       7,332 SH       Y                                   7,332
IGATE CORP                         Common Stock 45169U105         517      28,450 SH       Y                                  28,450
INFORMATICA CORP                   Common Stock 45666Q102       4,664     133,820 SH       Y                                 133,820
INTEGRATED DEVICE TECHNOLOGY       Common Stock 458118106         631     107,580 SH       Y                                 107,580
INTEL                              Common Stock 458140100         299      13,185 SH       Y                                  13,185
IPATH S&P GSCI TOTAL RETURN INDEX
  ETN                              Mutual Fund  06738C794       1,453      42,240 SH       Y                                  42,240
ISHARES 1-3 YR CREDIT BOND ETF     Common Stock 464288646      19,138     180,957 SH       Y                                 180,957
ISHARES AGGREGATE BOND ETF         Common Stock 464287226       1,805      16,055 SH       Y                                  16,055
ISHARES COHEN & STEERS RLTY        Common Stock 464287564       2,541      32,634 SH       Y                                  32,634
ISHARES DJ SELECT DIVIDEND ETF     Common Stock 464287168       2,840      48,798 SH       Y                                  48,798
ISHARES DJ US BASIC MATERIALS      Common Stock 464287838       2,394      35,260 SH       Y                                  35,260
ISHARES GLOBAL HEALTHCARE SECTOR
  INDEX                            Common Stock 464287325       2,914      45,403 SH       Y                                  45,403
ISHARES GOLD TRUST ETF             Common Stock 464285105       2,415     139,865 SH       Y                                 139,865
ISHARES IBOXX CORPORATE BOND ETF   Common Stock 464287242      11,661      95,763 SH       Y                                  95,763
ISHARES IBOXX HIGH YIELD
  CORPORATE BD                     Mutual Fund  464288513       3,143      34,050 SH       Y                                  34,050
ISHARES JPMORGAN USD EMERGING
  MKTS BDFD ETF                    Common Stock 464288281       2,444      20,153 SH       Y                                  20,153
ISHARES MSCI EAFE ETF              Mutual Fund  464287465       4,249      80,170 SH       Y                                  80,170
ISHARES MSCI EAFE SMALL CAP ETF    Common Stock 464288273       1,233      31,863 SH       Y                                  31,863
ISHARES MSCI EAFE VALUE INDEX ETF  Common Stock 464288877       1,958      43,110 SH       Y                                  43,110
ISHARES RUSSELL 1000 VALUE ETF     Mutual Fund  464287598       7,770     107,647 SH       Y                                 107,647
ISHARES RUSSELL 2000 ETF           Mutual Fund  464287655       4,740      56,811 SH       Y                                  56,811
ISHARES RUSSELL 2000 VALUE         Mutual Fund  464287630         657       8,889 SH       Y                                   8,889
ISHARES S&P 500 INDEX ETF          Common Stock 464287200         656       4,520 SH       Y                                   4,520
ISHARES S&P U.S. PREFERRED STOCK
  ETF                              Common Stock 464288687       2,865      71,872 SH       Y                                  71,872
ISHARES SILVER TRUST ETF           Mutual Fund  46428Q109       1,461      43,650 SH       Y                                  43,650
ISHARES TIPS BOND ETF              Mutual Fund  464287176       6,587      54,101 SH       Y                                  54,101
JA SOLAR HOLDINGS CO LTD 4.50000%
  05/15/2013JA SOLAR HOLDINGS CO
  LTD                              Common Stock 466090AA5          26      27,000 SH       Y                                  27,000
JEFFERIES GROUP INC NEW            Common Stock 472319102         477      34,820 SH       Y                                  34,820
JOHNSON & JOHNSON                  Common Stock 478160104         584       8,478 SH       Y                                   8,478
JOS A BANK CLOTHIERSINC            Common Stock 480838101         271       5,600 SH       Y                                   5,600
KBW REGIONAL BANKINGETF            Common Stock 78464A698       3,214     112,220 SH       Y                                 112,220
LAM RESEARCH CORP                  Common Stock 512807108         300       9,437 SH       Y                                   9,437
LAS VEGAS SANDS CORP               Common Stock 517834107       6,116     131,896 SH       Y                                 131,896
LINKEDIN CORPORATION               Common Stock 53578A108       4,586      38,092 SH       Y                                  38,092
MACYS INC COM                      Common Stock 55616P104         318       8,410 SH       Y                                   8,410
MARVELL TECHNOLOGY GROUP LTD       Common Stock G5876H105         261      28,490 SH       Y                                  28,490
MASCO CORP                         Common Stock 574599106       6,689     444,480 SH       Y                                 444,480
MERCK & CO INC                     Common Stock 58933Y105         719      15,946 SH       Y                                  15,946
METLIFE INC COM                    Common Stock 59156R108         608      17,650 SH       Y                                  17,650
METROPOLITAN HEALTH NETWORKS INC   Common Stock 592142103         292      31,290 SH       Y                                  31,290
MICROSOFT                          Common Stock 594918104       6,107     205,210 SH       Y                                 205,210
MORGAN STANLEY                     Common Stock 617446448       5,839     348,830 SH       Y                                 348,830
NATIONAL OILWELL VARCO INC         Common Stock 637071101         361       4,510 SH       Y                                   4,510
NATIONAL RESEARCH CORP             Common Stock 637372103         308       6,134 SH       Y                                   6,134
NETSPEND HLDGS INC                 Common Stock 64118V106         281      28,550 SH       Y                                  28,550
NEWMONT MINING CORP                Common Stock 651639106       7,184     128,250 SH       Y                                 128,250
NOKIA CORP ADR                     Common Stock 654902204         309     120,000 SH       Y                                 120,000
NORFOLK SOUTHERN CRP               Common Stock 655844108         377       5,920 SH       Y                                   5,920
NUVEEN INSURED MUNICIPAL
  OPPORTUNITY FUND INC             Mutual Fund  670984103         242      15,400 SH       Y                                  15,400
NUVEEN SELECT MAT MUN FD SH BEN
  INT                              Common Stock 67061T101         278      24,700 SH       Y                                  24,700
NUVEEN TEX QUALITY MUN INCOME FD   Common Stock 670983105         566      32,860 SH       Y                                  32,860
OASIS PETROLEUM INC                Common Stock 674215108         354      12,000 SH       Y                                  12,000
OCZ TECHNOLOGY GROUPINC COM        Common Stock 67086E303         230      66,410 SH       Y                                  66,410
ORACLE CORPORATION                 Common Stock 68389X105       1,739      55,266 SH       Y                                  55,266
PANDORA MEDIA INC                  Common Stock 698354107         207      18,860 SH       Y                                  18,860
PDC ENERGY INC                     Common Stock 69327R101         356      11,250 SH       Y                                  11,250
PHH CORP COM NEW                   Common Stock 693320202         729      35,820 SH       Y                                  35,820
PIMCO ETF TR 0-5 YR HIGH YIELD
  CORP BD INDEX FD                 Common Stock 72201R783       3,216      31,624 SH       Y                                  31,624
PLAINS EXPLORATION & PRODS         Common Stock 726505100       5,947     158,720 SH       Y                                 158,720
POWERSHARES DWA EMERGING MARKETS   Common Stock 73936Q207       1,099      63,671 SH       Y                                  63,671
POWERSHARES DWA TECHNICAL LEADERS
  PORTFOLIO                        Common Stock 73935X153       1,986      72,072 SH       Y                                  72,072
POWERSHARES HY DIVIDEND ACHIEVERS  Common Stock 73935X302       2,481     256,594 SH       Y                                 256,594
PROS HLDGS INC COM                 Common Stock 74346Y103         343      18,000 SH       Y                                  18,000
QUALCOMM INC                       Common Stock 747525103       6,605     105,726 SH       Y                                 105,726
RENTECH INC                        Common Stock 760112102         290     117,860 SH       Y                                 117,860
RIVERBED TECHNOLOGY INC            Common Stock 768573107       6,033     259,170 SH       Y                                 259,170
RUBICON TECHNOLOGY INC             Common Stock 78112T107         624      65,100 SH       Y                                  65,100
RYDEX RUSSELL TOP 50 ETF           Common Stock 78355W205       2,719      25,364 SH       Y                                  25,364
S & P MID CAP 400 DEP RCPTS MID
  CAP                              Mutual Fund  78467Y107       9,777      54,342 SH       Y                                  54,342
SALESFORCE COM                     Common Stock 79466L302         418       2,740 SH       Y                                   2,740
SCHLUMBERGER LTD                   Common Stock 806857108       6,257      86,505 SH       Y                                  86,505
SPDR BARCLAYS CAPITAL CONV BOND    Common Stock 78464A359       6,056     153,019 SH       Y                                 153,019
SPDR BARCLAYS CAPITAL INTL
  TREASURY BOND ETF                Common Stock 78464A516       3,043      49,413 SH       Y                                  49,413
SPDR GOLD ETF                      Mutual Fund  78463V107       1,798      10,463 SH       Y                                  10,463
SPDR INTERNATIONAL GOVERNMENT
  TIPS ETF                         Common Stock 78464A490         257       4,152 SH       Y                                   4,152
SPDR S & P INTL DIVIDEND           Common Stock 78463X772       2,078      45,960 SH       Y                                  45,960
SPDR SER TR LEHMAN SHORT TERM
  INTL TREAS BD ETF                Common Stock 78464A334         504      13,640 SH       Y                                  13,640
SPDR SER TR S&P DIVID ETF          Common Stock 78464A763       3,345      57,571 SH       Y                                  57,571
SPROTT PHYSICAL GOLDT TRUST        Common Stock 85207H104       6,875     452,335 SH       Y                                 452,335
SUNTECH POWER HOLDINGS CO SERIES
  CONVERTIBLE 3% 03/15/2013        Common Stock 86800CAE4          16      32,000 SH       Y                                  32,000
SUNTRUST BANKS INC                 Common Stock 867914103       6,956     246,045 SH       Y                                 246,045
TANGOE INC COM USD0.0001           Common Stock 87582Y108         302      23,000 SH       Y                                  23,000
TEMPUR PEDIC INTL INC              Common Stock 88023U101         593      19,830 SH       Y                                  19,830
TERADYNE INC                       Common Stock 880770102         313      22,000 SH       Y                                  22,000
TITAN MACHINERY INC COM            Common Stock 88830R101         534      26,350 SH       Y                                  26,350
TRANSOCEAN INC NEW F               Common Stock H8817H100         483      10,770 SH       Y                                  10,770
UNITED TECHNOLOGIES CORP           Common Stock 913017109         626       7,990 SH       Y                                   7,990
UNITEDHEALTH GROUP                 Common Stock 91324P102         503       9,082 SH       Y                                   9,082
VANGUARD EMERGING MARKETS STOCK
  ETF                              Common Stock 922042858         315       7,551 SH       Y                                   7,551
VANGUARD FTSE ALL-WORLD EX-US      Common Stock 922042775       4,919     114,508 SH       Y                                 114,508
VANGUARD INTL EQUITY INDE FUNDS
  FTSE ALL WORLD EX USA ETF        Common Stock 922042718       1,645      18,811 SH       Y                                  18,811
VANGUARD INTL EQUITY INDEX FDS
  TOTAL WORLD STK INDEX FD ETF     Common Stock 922042742         496      10,320 SH       Y                                  10,320
VANGUARD REIT INDEX                Common Stock 922908553         688      10,590 SH       Y                                  10,590
VANGUARD SHORT TERM BOND           Common Stock 921937827       9,045     111,051 SH       Y                                 111,051
VANGUARD SMALL CAP ETF             Common Stock 922908751       3,276      40,877 SH       Y                                  40,877
VANGUARD SMALL CAP VALUE ETF       Common Stock 922908611       4,937      68,664 SH       Y                                  68,664
VANGUARD TOTAL BOND MARKET         Common Stock 921937835       1,690      19,850 SH       Y                                  19,850
VANGUARD TOTAL STK MKT             Common Stock 922908769      10,722     145,587 SH       Y                                 145,587
VERISIGN INC SDCV 3.250% 8/15/37   Common Stock 92343EAD4          30      20,000 SH       Y                                  20,000
WABASH NATL CORP                   Common Stock 929566107         272      38,130 SH       Y                                  38,130
WALT DISNEY CO                     Common Stock 254687106       6,323     120,940 SH       Y                                 120,940
WELLS FARGO & CO                   Common Stock 949746101       6,097     176,561 SH       Y                                 176,561